Uncertainty due to changes in domestic and global economic conditions - The exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments by Shinhan Bank (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Shinhan Bank Co., Ltd. [Member]
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Moratorium of interest payments	₩ 224,449	₩ 242,794
Moratorium of repayment in installments	1,342,366	1,067,502
Moratorium of interest payments and moratorium of repayment in installments	65,773	80,581
The exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments	1,632,588	1,390,877
Jeju Bank [Member]
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Moratorium of interest payments	348	629
Moratorium of repayment in installments	276,193	328,055
The exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments	₩ 276,541	₩ 328,684